UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
OPERATING ACTIVITIES
(Loss) profit for the period	$ (8,426,279)	$ 5,338,506	$ (4,514,279)	$ 7,603,722
Adjustments to reconcile profit to net cash flows
Income tax			5,697,549	6,736,415
Financial results			18,028,495	13,401,289
Depreciation of property, plant and equipment			2,960,156	1,668,788
Amortization of intangible assets			5,191,521	1,375,998
Depreciation of leased assets			1,837,532	501,232
Transactional expenses			3,634,992	0
Share-based incentive and stock options			2,062,345	873,407
Share of profit or loss of joint ventures and associates	(40,048)	(1,141,323)	(882,288)	(919,087)
Loss of participation in joint ventures and associates			7,853
Provisions for contingencies			39,847	65,598
Allowance for impairment of trade debtors			468,992	815,929
Allowance for obsolescence			481,332	740,264
Initial recognition and changes in the fair value of biological assets			(351,477)	(2,142,828)
Changes in the net realizable value of agricultural products after harvest			1,736,959	1,242,185
Gain or loss on sale of equipment and intangible assets			(111,728)	(133,586)
Working capital adjustments
Trade receivables			(63,042,799)	(34,516,244)
Other receivables			(5,986,718)	(4,827,685)
Income and minimum presumed income taxes payable			(3,869,723)	6,742,149
Inventories and biological assets			(23,455,328)	(35,202,949)
Trade and other payables			12,216,345	31,932,303
Employee benefits and social security			2,185,006	1,604,112
Deferred revenue and advances from customers			53,775,013	745,423
Income taxes paid			(2,772,608)	(3,041,629)
Government grants				(784)
Interest collected			3,493,607	1,866,722
Inflation effects on working capital adjustments				(16,998,252)
Net cash flows generated (used) by operating activities			8,830,596	(19,867,508)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			118,914	319,587
Net cash received from business combination			4,373,265
Proceeds from financial assets				8,657,999
Investment in financial assets			(13,813,944)	(482,849)
Purchase of property, plant and equipment			(3,824,078)	(1,756,346)
Capitalized development expenditures			(5,926,539)	(2,425,244)
Purchase of intangible assets			(148,075)	(346,268)
Net cash flows (used) generated by investing activities			(19,220,457)	3,966,879
FINANCING ACTIVITIES
Proceeds from borrowings			136,880,982	79,923,730
Repayment of borrowings, financed payments and interest payments			(88,650,542)	(58,787,312)
Decrease in bank overdrafts and other short-term borrowings				(32,838)
Other financial proceeds or payments, net			(3,588,240)	(2,107,971)
Acquisition of non-controlling interest in subsidiaries				(724,429)
Purchase of own shares			(2,291,365)
Leased assets payments			(1,553,958)	(493,453)
Cash dividend distributed by subsidiary			(452,129)
Net cash flows generated by financing activities			40,344,748	17,777,727
Net increase in cash and cash equivalents			29,954,887	1,877,098
Inflation effects on cash and cash equivalents				(3,592,117)
Cash and cash equivalents as of beginning of the period			33,475,266	36,046,113	$ 36,046,113
Effect of exchange rate changes on cash and equivalents			5,119,869	2,035,037
Cash and cash equivalents as of the end of the period	$ 68,550,022	$ 36,366,131	$ 68,550,022	$ 36,366,131	$ 33,475,266